Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - Interest rate - Fair value hedges	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	$ 94,924,000,000
Carrying amount, liabilities	18,951,000,000
Accumulated fair value hedge adjustments included in carrying amount, assets	225,000,000
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(110,000,000)
Change in fair value	(320,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(37,000,000)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	93,469,000,000
Accumulated fair value hedge adjustments included in carrying amount, assets	231,000,000
Change in fair value	(425,000,000)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	93,000,000
Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	1,455,000,000
Accumulated fair value hedge adjustments included in carrying amount, assets	(6,000,000)
Change in fair value	(4,000,000)
Debt securities
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	14,171,000,000
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(155,000,000)
Change in fair value	124,000,000
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	19,000,000
Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	4,780,000,000
Accumulated fair value hedge adjustments included in carrying amount, liabilities	45,000,000
Change in fair value	(15,000,000)
HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	4,620,000,000
Carrying amount, liabilities	33,874,000,000
Accumulated fair value hedge adjustments included in carrying amount, assets	29,000,000
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(763,000,000)
Change in fair value	229,000,000
HSBC Holdings | Loans and advances to banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	4,620,000,000
Accumulated fair value hedge adjustments included in carrying amount, assets	29,000,000
Change in fair value	38,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(2,000,000)
HSBC Holdings | Debt securities
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	33,874,000,000
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(763,000,000)
Change in fair value	191,000,000
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	$ 80,000,000